Taxes (Provision for Income Taxes) (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Income from continuing operations provision for income taxes by geographic operations
Total continuing operations provision for income taxes	$ 4,234	$ 3,363	[1]	$ 5,541	[1]
U.S. Operations
Income from continuing operations provision for income taxes by geographic operations
Total continuing operations provision for income taxes	2,093	1,315	[1]	2,825	[1]
Non-U.S. Operations
Income from continuing operations provision for income taxes by geographic operations
Total continuing operations provision for income taxes	$ 2,141	$ 2,048	[1]	$ 2,716	[1]

[1]	Reclassifed to reflect discontinued operation presentation.